ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable ,net	$ 35,067	$ 28,611	$ 24,189	$ 9,070	$ 2,519